Financial - risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

34.Financial - risk management objectives and policies

The Group’s principal financial liabilities, other than derivatives, are comprised of trade accounts and other payables, and financial obligations. The main purpose of these financial instruments is to finance the Group’s operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s management oversees the management of these risks. A committee that advises on financial risks supports it. This committee provides assurance to management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purposes are carried out by internal specialists that have the appropriate skills, experience and supervision.

There were no changes in the objectives, policies or processes during the years ended December 31, 2025 and 2024.

The Board of Directors reviews and approves policies for managing each of these risks, which are described below:

(a)	Market risk -

Market risk is the risk that the fair value of the future cash flows from financial instruments will fluctuate because of changes in market prices. Market risks that apply to the Group comprise four types of risk: exchange rate risk, commodity risk, interest rate risk and other pricing, such as the risk of movements in the stock price. Financial instruments affected by market risks include time deposits, financial obligations, embedded derivatives and derivative financial instruments.

The sensitivity analyses in this section relate to the positions as of December 31, 2025 and 2024 and have been prepared considering that the proportion of financial instruments in foreign currency are constant.

(a.1)	Exchange rate risk

The exchange rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group´s operating activities in soles. The Group mitigates the effect of exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency.

Excluding loans in soles, management maintains smaller amounts in soles in order to cover its needs in this currency (primarily payment of taxes).

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2025
Exchange rate	10%	52,338
Exchange rate	(10)%	(52,338)

2024
Exchange rate	10%	47,488
Exchange rate	(10)%	(47,488)

2023
Exchange rate	10%	66,003
Exchange rate	(10)%	(66,003)

(a.2)	Commodity price risk

The Group is affected by the price volatility of the commodities it mines. The price of mineral sold by the Group has fluctuated historically and is affected by numerous factors beyond its control.

The Group manages its commodity price risk primarily using sales commitments in customer contracts.

(a.3)	Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. During 2025 and 2024, the Group is not exposed to risk of fluctuation of interest rates because all its long-term obligations do not consider floating interest rates.

(b)	Credit risk -

The Group is exposed to credit risk arising from its operating activities (mainly trade accounts receivable and other receivables) and from its financing activities, including bank deposits.

Credit risk related to trade receivables arises from the failure of counterparties to meet their contractual obligations. To mitigate this risk, the Group conducts sales to well-established domestic and foreign customers (see sales concentration in Note 19(d)); therefore, its credit risk is considered low. Trade receivables are current, and the Group performs periodic impairment assessments on an individual basis to determine whether it is necessary to recognize an expected credit loss allowance. As of December 31, 2025, the Group maintains an expected credit loss allowance of US$22,330,000, which originated in prior years and relates to a limited number of debtors with whom no current commercial relationships are maintained. In 2025, 2024, and 2023, no additional expected credit loss allowance was required beyond the amount previously recognized.

Other receivables mainly comprise tax claims, value-added tax recoverable, and other receivables from third parties. Due to the nature of these items, credit risk exposure is primarily related to the recoverability of tax claims and other tax credits. For this purpose, the Group performs ongoing monitoring, with the support of external legal advisors, assessing the probability and timing of collection as well as the recoverability projections of its tax credits. Other receivables from third parties relate to a limited number of existing debtors, and an expected credit loss allowance of US$4,104,000 has been recognized, originating in prior years. Based on the foregoing, the Group considers the credit risk associated with other receivables to be low.

Finally, with respect to bank deposits, the Group places its surplus funds with first-tier financial institutions, applies conservative credit policies, and continuously monitors market conditions affecting these institutions.

(c)	Liquidity risk -

Prudent management of liquidity risk implies maintaining sufficient cash and cash equivalents and the possibility of committing or having financing committed through an adequate number of credit sources. The Group believes that it maintains suitable levels of cash and cash equivalents and has sufficient credit capacity to get access to lines of credit from leading financial entities.

The Group continually monitors its liquidity risk based on cash flow projections.

An analysis of the Group’s financial liabilities classified according to their maturity presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2025 -
Trade and other payables	457,832	—	—	—	457,832
Financial obligation – capital	6,750	59,625	—	650,000	716,375
Financial obligation – interest	47,401	45,673	132,600	66,300	291,974
Lease – capital	1,201	978	3,411	1,822	7,412
Lease – interest	496	409	730	155	1,790
Contingent consideration liability	4,634	5,249	18,030	61,822	89,735

	518,314	111,934	154,771	780,099	1,565,118

As of December 31, 2024 -
Trade and other payables	358,789	—	—	—	358,789
Financial obligation – capital	8,437	556,750	57,938	—	623,125
Financial obligation – interest	34,619	33,366	726	—	68,711
Lease – capital	1,819	1,196	2,551	1,907	7,473
Lease – interest	564	555	974	265	2,358
Contingent consideration liability	—	9,768	5,412	42,752	57,932

	404,228	601,635	67,601	44,924	1,118,388

(d)	Capital management -

For purposes of the Group’s capital management, capital is based on all equity accounts. The objective of capital management is to maximize shareholder value.

The Group manages its capital structure and makes adjustments to meet changing economic market conditions. The Group’s policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Group may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years 2025 and 2024.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

20.  Financial risk management

The Company’s activities are exposed to different financial risks. The main risks that could adversely affect the Company’s financial assets and liabilities or future cash flows are: (i) market risk, (ii) credit risk, (iii) interest rate risk, (iv) liquidity risk, and (v) capital risk. The Company’s financial risk management program focuses on mitigating potential adverse effects on its financial performance.

Management knows the conditions prevailing in the market and based on its knowledge and experience, manages the risks that are summarized below. The Company’s Board of Directors reviews and approves the policies to manage each of these risks:

(a)	Market Risk -

Commodity price risk -

The international price of copper has a significant impact on the Company’s operating results. The price of copper has fluctuated historically and is affected by numerous factors beyond the Company’s control. The Company does not hedge its exposure to price fluctuation.

The Company has price risk through its provisionally priced sales contracts, which provide final pricing in a specified future month (generally between one and six months after the shipment’s arrival date) based primarily on quoted LME monthly average prices. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative on the provisionally priced contract that is adjusted to fair value through revenues each period, using the period-end forward prices, until the date of final pricing. To the extent that final prices are higher or lower than what was recorded on a provisional basis, an increase or decrease to revenues is recorded each reporting period until the date of final pricing (see Note 21).

The table below summarizes the estimated impact on the Company’s profit before income tax as of December 31, 2025, 2024 and 2023, based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 6.185 to US$/pound 6.219 (US$/pound 4.328 to US$/pound 4.398 as of December 31, 2024 and US$/pound 4.235 to US$/pound 4.287 as of December 31, 2023), and the 10% decrease is based on copper prices ranging from US$/pound 5.061 to US$/pound 5.089 (US$/pound 3.541 to US$/pound 3.598 as of December 31, 2024 and US$/pound 3.465 to US$/pound 3.507 as of December 31, 2023).

Effect on profit
before income tax
US$(000)

December 31, 2025
10% increase in future copper prices	111,450
10% decrease in future copper prices	(111,450)

December 31, 2024
10% increase in future copper prices	73,173
10% decrease in future copper prices	(73,173)

December 31, 2023
10% increase in future copper prices	91,734
10% decrease in future copper prices	(91,734)

Exchange rate risk -

The Company’s financial statements are presented in U.S. dollars, which is the functional and presentation currency of the Company. The Company’s exchange-rate risk arises mainly from balances related to tax payments, benefits to employees deposits, other accounts payable and deposits in currencies other than the U.S. dollar, principally soles.

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	Increase (decrease)	before income tax
		US$(000)

December 31, 2025
Exchange rate	5%	(43,136)
Exchange rate	(5)%	43,136

December 31, 2024
Exchange rate	5%	(29,694)
Exchange rate	(5)%	29,694

December 31, 2023
Exchange rate	5%	(28,316)
Exchange rate	(5)%	28,316

(b)	Credit risk -

The Company’s exposure to credit risk arises from a customer’s inability to pay amounts in full when they are due and the failure of third parties in cash and cash equivalent transactions. The risk is limited to balances deposited in banks and financial institutions and for trade accounts receivable at the date of the statements of financial position (the Company sells copper concentrate and cathode and molybdenum concentrate to companies widely recognized in the worldwide mining sector and collections are made within 30 days after the fulfillment of the contractual terms). To manage this risk, the Company has established a treasury policy, which only allows the deposit of surplus funds in highly rated institutions, by establishing conservative credit policies and through a constant evaluation of market conditions. Consequently, the Company does not expect to incur losses on accounts involving potential credit risk.

(c)	Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As of December 31, 2025, the Company’s exposure to the risk of changes in market interest rates has no significant impact considering that the Company had no outstanding bank debt balances.

(d)	Liquidity risk -

Liquidity risk arises from situations in which cash might not be available to pay obligations at their maturity date and at a reasonable cost. The Company maintains adequate liquidity by properly managing the maturities of assets and liabilities in such a way that allows the Company to maintain a structural liquidity position (cash available) enabling it to meet liquidity requirements. Additionally, the Company has the ability to obtain funds from financial institutions to meet its contractual obligations.

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2025 and 2024:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2025
Trade accounts payable (See Note 8)	—	311,333	2,731	—	—	314,064
Accounts payable - related parties (See Note 4)	—	1,731	1,148	—	—	2,879
Lease liabilities (See Note 10)	—	3,306	21,824	81,467	5,741	112,338
Other account payable (See Note 9)	—	14,369	18,515	—	—	32,884

Total	—	330,739	44,218	81,467	5,741	462,165

As of December 31, 2024
Trade accounts payable (See Note 8)	—	281,495	2,312	—	—	283,807
Accounts payable - related parties (See Note 4)	—	4,167	1,456	—	—	5,623
Lease liabilities (See Note 10)	—	1,569	7,878	41,176	—	50,623
Other account payable (See Note 9)	—	20,937	4,477	—	—	25,414

Total	—	308,168	16,123	41,176	—	365,467

(e)	Capital risk -

The objective is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, benefits for stakeholders and maintain an optimal structure that would reduce the cost of capital.

The Company manages its capital structure, and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company controls dividend payments to shareholders, the return of capital to shareholders and the issuance of new shares. No changes were made to the objectives, policies or processes during the year ended December 31, 2025.